Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2014	$ 0	$ 307,559	$ (304,883)	$ 2,676
Balance (in shares) at Dec. 31, 2014	3,977,854
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	$ 2	13,819	0	13,821
Issuance of common stock and warrants (in shares)	15,355,559
Issuance of convertible promissory notes	$ 0	15,765	0	15,765
Gain on extinguishment of convertible promissory notes	0	(200)	0	(200)
Stock based compensation	$ 0	178	0	178
Stock based compensation (in shares)	189,000
Net loss	$ 0	0	(8,956)	(8,956)
Balance at Dec. 31, 2015	$ 2	337,121	(313,839)	23,284
Balance (in shares) at Dec. 31, 2015	19,522,413
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock and warrants	$ 1	22,146	0	22,147
Issuance of common stock and warrants (in shares)	13,785,000
Issuance of convertible promissory notes	$ 0	9,400	0	9,400
Gain on extinguishment of convertible promissory notes				0
Stock based compensation	$ 0	624	0	624
Stock based compensation (in shares)	764,797
Net loss	$ 0	0	(24,623)	(24,623)
Balance at Dec. 31, 2016	$ 3	369,291	(338,462)	30,832
Balance (in shares) at Dec. 31, 2016	34,072,210
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	$ 0	2,597	0	2,597
Issuance of common stock and warrants (in shares)	2,782,136
Issuance of convertible promissory notes	$ 0	10,389	0	10,389
Gain on extinguishment of convertible promissory notes				0
Stock based compensation	$ 0	730	0	730
Stock based compensation (in shares)	125,000
Net loss	$ 0	0	(3,235)	(3,235)
Balance at Dec. 31, 2017	$ 3	$ 383,007	$ (341,697)	$ 41,313
Balance (in shares) at Dec. 31, 2017	36,979,346